Cash and cash equivalent (Tables)	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalent Abstract
Schedule of Cash and Cash Equivalent
	December 31, 2023	December 31, 2022
	U.S. dollars in thousands
Denominated in NIS	$107	$229
Denominated in USD	*2,533	3,309
Denominated in EUR	-	1
Denominated in GBP	-	4
	$2,640	$3,543

(*) Including short term bank deposit for a period of 1-2 months at an interest rate of 5%.